Long Term Debt - Sale and Leaseback Financings Narrative (Details) $ in Thousands	1 Months Ended									12 Months Ended
	Jan. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	May 31, 2022	Aug. 31, 2021	Apr. 30, 2021	Feb. 28, 2021	Oct. 31, 2020	Nov. 30, 2019 vessel	Dec. 31, 2023 USD ($) facility vessel	Dec. 31, 2022
Debt Instrument [Line Items]
Number of facilities that entered into a sale and leaseback agreement | facility										11
Number of vessels sold and leased back | vessel										11
All Debt Instruments
Debt Instrument [Line Items]
Net worth covenant										$ 150,000
Minimum EBITDA to interest expense										2.0
All Debt Instruments | Minimum
Debt Instrument [Line Items]
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant										$ 200
All Debt Instruments | Minimum | Hajioannou family
Debt Instrument [Line Items]
Minimum percentage of ownership										30.00%
All Debt Instruments | Maximum
Debt Instrument [Line Items]
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant										$ 500
All Debt Instruments | Maximum | Hajioannou family
Debt Instrument [Line Items]
Minimum percentage of ownership										35.00%
Commercial financing institutions
Debt Instrument [Line Items]
Consolidated leverage covenant (in percent)										85.00%
One facility | Hajioannou family
Debt Instrument [Line Items]
Minimum percentage of ownership										20.00%
Threshold one | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant										1.12
Threshold two | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant										1.05
Threshold three | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant										1.20
Threshold four | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant										1.35
Shikokutessera
Debt Instrument [Line Items]
Sale leaseback lease term										8 years
Maxdeka, Shikoku and Glovertwo
Debt Instrument [Line Items]
Sale leaseback lease term										7 years 6 months
Number of vessels sold and leased back | vessel									3
Shikokutessera, Maxdeka, Shikoku and Glovertwo
Debt Instrument [Line Items]
Number of vessels sold and leased back | vessel										4
Sale leaseback, repurchase period										5 years 9 months
Gloversix - Shikokuokto
Debt Instrument [Line Items]
Sale leaseback lease term										8 years
Sale leaseback transaction, purchase obligation										8 years
Sale leaseback, repurchase period										3 years
Maxdekatria and Pentakomo
Debt Instrument [Line Items]
Sale leaseback lease term										6 years
Sale leaseback transaction, purchase obligation										6 years
Sale leaseback, repurchase period										3 years
Pinewood
Debt Instrument [Line Items]
Sale leaseback lease term							10 years
Sale leaseback transaction, purchase obligation							10 years
Sale leaseback, repurchase period							3 years
Maxtessera
Debt Instrument [Line Items]
Sale leaseback lease term						7 years
Sale leaseback, repurchase period						5 years 6 months
Shikokuepta
Debt Instrument [Line Items]
Sale leaseback lease term					10 years
Sale leaseback transaction, purchase obligation					10 years
Sale leaseback, repurchase period					3 years
Agros
Debt Instrument [Line Items]
Sale leaseback lease term				10 years
Sale leaseback transaction, purchase obligation				10 years
Kyotofriendo One
Debt Instrument [Line Items]
Sale leaseback lease term											5 years
Sale leaseback transaction, purchase obligation											5 years
Sale leaseback, repurchase period										3 years
Yasudyo
Debt Instrument [Line Items]
Sale leaseback lease term			10 years
Sale leaseback transaction, purchase obligation			10 years
Sale leaseback, repurchase period										3 years
Shimaeight
Debt Instrument [Line Items]
Sale leaseback lease term		10 years
Sale leaseback transaction, purchase obligation		10 years
Sale leaseback, repurchase period										3 years
Shimasix
Debt Instrument [Line Items]
Sale leaseback, repurchase period										3 years
Shimasix | Subsequent event
Debt Instrument [Line Items]
Sale leaseback lease term	10 years
Sale leaseback transaction, purchase obligation	10 years
Shikokutessera, Maxdeka, Shikoku, Glovertwo, Maxtessera and Kyotofriendo
Debt Instrument [Line Items]
Fair value of debt outstanding										$ 407,595
Shimafive and Shimaseven
Debt Instrument [Line Items]
Fair value of debt outstanding										$ 131,500
Argos
Debt Instrument [Line Items]
Sale leaseback, repurchase period								3 years